ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Accounting Policies [Abstract]
Schedule of fixed assets lives

Fixed assets are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from two to five years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Computer equipment and software	2 or 3 years
Office equipment	4 years
Manufacturing equipment	7 years
Warehouse equipment	5 years
Tooling	2 years
Demo Devices	4 years
Vehicles	3 years
Leasehold improvements	5 years, the life of the lease

Computer equipment	3 years
Office equipment	4 years
Warehouse equipment	5 years
Demo Devices	4 years
Vehicles	3 years
Leasehold improvements	5 years, the life of the lease

Schedule of measured on a recurring basis

The following table presents information about our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fell:

	Amount at	Fair Value Measurement Using
	Fair Value	Level 1	Level 2	Level 3
November 30, 2022
Liabilities
Incentive compensation plan payable- revaluation of equity awards payable in Series G shares	$842,000	$—	$—	$842,000
Derivative liability – conversion features pursuant to convertible notes payable	$—	$—	$—	$—

February 28, 2022
Liabilities
Incentive compensation plan payable- revaluation of equity awards payable in Series G shares	$479,500	$—	$—	$479,500
Derivative liability – conversion features pursuant to convertible notes payable	$7,587	$—	$—	$7,587

		Fair Value Measurement Using
	Amount at Fair Value	Level 1	Level 2	Level 3
February 28, 2022
Liabilities
Incentive compensation plan payable- revaluation of equity awards payable in Series G shares	$479,500	$—	$—	$479,500
Derivative liability – conversion features pursuant to convertible notes payable	$7,587	$—	$—	$7,587

February 28, 2021
Liabilities
Incentive compensation plan payable- revaluation of equity awards payable in Series G shares	$—	$—	$—	$—
Derivative liability – conversion features pursuant to convertible notes payable	$444,466	$—	$—	$444,466